SHAREHOLDERS' EQUITY AND SHARE-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	May 15, 2018 $ / shares shares	Apr. 30, 2018	Dec. 31, 2021 USD ($) vote component $ / shares shares	Dec. 31, 2020 USD ($) shares
Common Stock [Abstract]
Common stock, shares authorized (in shares)			100,000,000	100,000,000
Common stock, shares issued (in shares)			25,413,000	25,413,000
Common stock, shares outstanding (in shares)			15,911,000	15,664,000
Voting rights per share | vote			1,000
Equity Incentive Plan [Abstract]
Maximum number of Altisource share-based awards that can be granted under the Plan (in shares)			6,700,000
Share-based awards available for future grants under the Plan (in shares)			1,200,000
Share Repurchase Program [Abstract]
Authorized amount (approximately) | $			$ 80.0
Capacity available to repurchase common stock under senior secured term loan | $			437.0
Share-Based Compensation [Abstract]
Share-based compensation expense | $			2.8	$ 7.8
Estimated unrecognized compensation costs | $			$ 2.4
Weighted average remaining requisite service period for stock options over which unrecognized compensation costs would be recognized			1 year 3 months 14 days
Options outstanding (in shares)			687,339	899,914
Term B Loans
Share Repurchase Program [Abstract]
Covenant threshold, leverage ratio		3.50	3.50
Stock Repurchase Program, Current
Share Repurchase Program [Abstract]
Number of shares of common stock authorized to be purchased (in shares)	4,300,000
Percentage of outstanding shares authorized to be repurchased	25.00%
Minimum purchase price authorized (in dollars per share) | $ / shares	$ 1.00
Maximum purchase price authorized (in dollars per share) | $ / shares	$ 500.00
Stock repurchase program, period in force	5 years
Remaining number of shares available for repurchase under the plan (in shares)			2,400,000
Stock Repurchase Programs
Share Repurchase Program [Abstract]
Number of shares of common stock purchased (in shares)			0
Stock Options
Share-Based Compensation [Abstract]
Stock options granted, approximate (in shares)			0	0
Stock Options, Service-Based
Share-Based Compensation [Abstract]
Options outstanding (in shares)			181,000
Stock Options, Service-Based | Minimum
Share-Based Compensation [Abstract]
Vesting period			3 years
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Vesting period			3 years
Stock Options, Service-Based | Maximum
Share-Based Compensation [Abstract]
Vesting period			4 years
Expiration term			10 years
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Vesting period			4 years
Stock Options, Market-Based
Share-Based Compensation [Abstract]
Options outstanding (in shares)			140,000
Number of components of an award | component			2
Allowable performance period before expiration date			3 years
Stock Options, Market-Based | Minimum
Share-Based Compensation [Abstract]
Vesting period			3 years
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Vesting period			3 years
Stock Options, Market-Based | Maximum
Share-Based Compensation [Abstract]
Vesting period			4 years
Expiration term			10 years
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Vesting period			4 years
Ordinary performance
Share-Based Compensation [Abstract]
Percentage of awards			67.00%
Vesting threshold			2
Ordinary performance | Minimum
Share-Based Compensation [Abstract]
Percentage of compounded annual gain of stock price over exercise price required for the award to vest			20.00%
Extraordinary performance
Share-Based Compensation [Abstract]
Percentage of awards			33.00%
Extraordinary performance | Minimum
Share-Based Compensation [Abstract]
Percentage of compounded annual gain of stock price over exercise price required for the award to vest			25.00%
Stock Options, Performance-Based
Share-Based Compensation [Abstract]
Options outstanding (in shares)			366,000
Stock Options, Performance-Based | Share-based Payment Arrangement, Tranche One
Share-Based Compensation [Abstract]
Award vesting rights, percentage			25.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Award vesting rights, percentage			25.00%
Stock Options, Performance-Based | Share-based Payment Arrangement, Tranche Two
Share-Based Compensation [Abstract]
Award vesting rights, percentage			25.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Award vesting rights, percentage			25.00%
Stock Options, Performance-Based | Share-based Payment Arrangement, Tranche Three
Share-Based Compensation [Abstract]
Award vesting rights, percentage			25.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Award vesting rights, percentage			25.00%
Stock Options, Performance-Based | Share-based Payment Arrangement, Tranche Four
Share-Based Compensation [Abstract]
Award vesting rights, percentage			25.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Award vesting rights, percentage			25.00%
Stock Options, Performance-Based | Minimum
Share-Based Compensation [Abstract]
Allowable performance period before expiration date			10 years
Attainment above threshold performance levels, vesting percentage			50.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Attainment above threshold performance levels, vesting percentage			50.00%
Stock Options, Performance-Based | Maximum
Share-Based Compensation [Abstract]
Attainment above threshold performance levels, vesting percentage			200.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Attainment above threshold performance levels, vesting percentage			200.00%
Restricted Shares and Restricted Stock Units (RSUs), Service-Based
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Other than options, outstanding (in shares)			249,000
Restricted Shares and Restricted Stock Units (RSUs), Service-Based | Minimum
Share-Based Compensation [Abstract]
Vesting period			2 years
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Vesting period			2 years
Restricted Shares and Restricted Stock Units (RSUs), Service-Based | Maximum
Share-Based Compensation [Abstract]
Vesting period			4 years
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Vesting period			4 years
Restricted Shares and Restricted Stock Units (RSUs), Performance-Based
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Other than options, outstanding (in shares)			187,000
Restricted Shares and Restricted Stock Units (RSUs), Performance-Based | Share-based Payment Arrangement, Tranche One
Share-Based Compensation [Abstract]
Award vesting rights, percentage			33.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Award vesting rights, percentage			33.00%
Restricted Shares and Restricted Stock Units (RSUs), Performance-Based | Share-based Payment Arrangement, Tranche Two
Share-Based Compensation [Abstract]
Award vesting rights, percentage			33.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Award vesting rights, percentage			33.00%
Restricted Shares and Restricted Stock Units (RSUs), Performance-Based | Share-based Payment Arrangement, Tranche Three
Share-Based Compensation [Abstract]
Award vesting rights, percentage			33.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Award vesting rights, percentage			33.00%
Restricted Shares and Restricted Stock Units (RSUs), Performance-Based | Maximum
Share-Based Compensation [Abstract]
Attainment above threshold performance levels, vesting percentage			150.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Attainment above threshold performance levels, vesting percentage			150.00%
Restricted Shares and Restricted Stock Units (RSUs), Market-Based
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Other than options, outstanding (in shares)			112,000
Restricted Shares and Restricted Stock Units (RSUs), Market-Based | Minimum
Share-Based Compensation [Abstract]
Vesting period			30 days
Award vesting rights, percentage			50.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Vesting period			30 days
Award vesting rights, percentage			50.00%
Restricted Shares and Restricted Stock Units (RSUs), Market-Based | Maximum
Share-Based Compensation [Abstract]
Vesting period			1 year
Award vesting rights, percentage			50.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Vesting period			1 year
Award vesting rights, percentage			50.00%
Restricted Shares and Restricted Stock Units (RSUs), Performance-Based and Market-Based
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Other than options, outstanding (in shares)			77,000
Restricted Shares and Restricted Stock Units (RSUs), Performance-Based and Market-Based | Maximum
Share-Based Compensation [Abstract]
Attainment above threshold performance levels, vesting percentage			300.00%
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Attainment above threshold performance levels, vesting percentage			300.00%
Restricted Share Units
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Other than options, granted (in shares)			368,000
Other than options, granted (in dollars per share) | $ / shares			$ 9.57
Restricted Stock Units (RSUs), Performance-Based
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Other than options, granted (in shares)			29,000
Restricted Stock Units (RSUs), Market-Based
Schedule of Share-based compensation, Restricted Stock and Restricted Stock units activity
Other than options, granted (in shares)			89,000